Shareholders' Deficit (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares, beginning balance			2,765,097	8,396,425	8,396,425	8,273,865
Issuance of common stock (in shares)	106,752	75,694	1,830,071	148,011	164,886	122,560
Repurchase of common stock					5,796,214
Common stock shares, ending balance	4,595,168	8,544,436	4,595,168	8,544,436	2,765,097	8,396,425
Number of warrants outstanding	1		1		1
Sale of Private Placement Warrants (in shares)	6,439		6,439		6,439
Exercise price of warrants	$ 1.61		$ 1.61		$ 1.61